[The American Funds Group(r)]

AMERICAN HIGH-INCOME TRUST

Semi-Annual Report
for the six months ended March 31, 1998

[cover: sketch of man looking through binoculars]

AMERICAN HIGH-INCOME TRUST(SM) SEEKS A HIGH LEVEL OF CURRENT INCOME AND, SECONDARILY, CAPITAL APPRECIATION THROUGH A DIVERSIFIED, CAREFULLY SUPERVISED PORTFOLIO CONSISTING PRIMARILY OF LOWER RATED, HIGHER RISK CORPORATE BONDS.

AMERICAN HIGH-INCOME TRUST IS ONE OF THE 28 MUTUAL FUNDS IN THE AMERICAN FUNDS GROUP,(R) MANAGED BY CAPITAL RESEARCH AND MANAGEMENT COMPANY. SINCE 1931, CAPITAL HAS INVESTED WITH A LONG-TERM FOCUS BASED ON THOROUGH RESEARCH AND ATTENTION TO RISK.

Fund results in this report were computed without a sales charge unless otherwise indicated. Here are the fund's returns, with all distributions reinvested, through March 31, 1998 (the most recent calendar quarter), assuming payment of the 4.75% maximum sales charge at the beginning of the stated periods (sales charges are lower for accounts of $25,000 or more):

             Total       Average Annual
             Return      Compound Return

Ten Years    +196.39%    +11.48%
Five Years   + 61.48     +10.06
One Year     + 11.83     -

THE FIGURES IN THIS REPORT REFLECT PAST RESULTS AND ARE NOT PREDICTIVE OF FUTURE RESULTS. SHARE PRICE AND RETURN WILL VARY, SO YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE SHORTER THE TIME PERIOD OF YOUR INVESTMENT, THE GREATER THE POSSIBILITY OF LOSS. FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR INSURED OR GUARANTEED BY, THE U.S. GOVERNMENT, ANY FINANCIAL INSTITUTION, THE FEDERAL DEPOSIT INSURANCE CORPORATION, OR ANY OTHER AGENCY, ENTITY OR PERSON.



FELLOW SHAREHOLDERS:

The first half of American High-Income Trust's fiscal year was a good period for high-yield bonds. A combination of declining interest rates, steady corporate profits and a strong stock market helped fuel solid gains for the six months ended March 31.

Shareholders received monthly dividends totaling 60 cents a share during the period as well as a special 8-cent-a-share dividend paid in December. If you reinvested these dividends you earned an income return of 4.5% for the six months; for the 12 months ended March 31, you earned an income return of 9.1%.

Shareholders also received a capital gain distribution of 33.6 cents a share in December, which, combined with the monthly dividends and the change in value of the fund's holdings, produced a total return of 6.1% for the six months. Shareholders who elected to take their dividends in cash had an income return of 4.4% and saw the value of their holdings rise 1.6%.

American High-Income Trust outpaced the 4.6% total return earned by the unmanaged Salomon Brothers Broad Investment-Grade Bond Index, which measures results in the investment-grade bond market. It trailed the 7.2% total return of the unmanaged Salomon Brothers Composite High-Yield Index, which measures results in the high-yield market. The box on the previous page shows the results of these and other relevant indexes.


RESULTS AT A GLANCE
TOTAL RETURNS/1/
(FOR PERIODS ENDED 3/31/98)       Six Months   One Year   Lifetime/2/

American High-Income Trust         +6.1%        +17.4%     +210.5%

Salomon Brothers Broad
Investment-Grade Bond Index        +4.6         +12.0      +134.4

Salomon Brothers Composite
High-Yield Index                   +7.2         +17.8      +216.2

Salomon Brothers Long-Term
High-Yield Index                   +8.4         +22.2      +225.9

Lipper High Current Yield
Bond Funds Index                   +5.8         +17.3      +175.1

30-DAY RATES (AS OF 4/30/98)

Yield based on Securities and Exchange Commission formula     7.20%
Distribution rate based on offering price                     7.34
Distribution rate based on net asset value                    7.70

/1/Change in value of investment with dividends and capital gain distributions reinvested

/2/Since 2/19/88

The SEC yield reflects income the fund expects to earn based on its current portfolio of securities, while the distribution rate is based solely on the fund's past dividends. Accordingly, the fund's SEC yield and distribution rate may differ.

Investors' belief that inflation would remain in check for the near future provided a stimulus for bond prices during the first half of our 1998 fiscal year. High-yield bonds also benefited from the strong economy, which produced healthy corporate earnings and boosted stock values. Solid corporate earnings and the ability of companies to raise capital in a strong stock market generally create a favorable environment for high-yield bonds leading to lower yields and higher prices.

However, as conditions improve in the high-yield market, the need for caution increases. Recently, as yields of high-yield bonds declined and their prices rose, the spread, or difference, between the yields of lower rated bonds and higher rated bonds narrowed.

Finding issues that have the potential for solid long-term returns in a marketplace crowded with bonds offering similar yields requires thorough research into the companies issuing the debt. The portfolio counselors and credit analysts at Capital Research and Management Company (CRMC), the investment adviser to American High-Income Trust, study every company before adding it to the fund's portfolio.

Searching for the best opportunities often means looking outside the United States in both developed markets and developing areas. Investing beyond U.S. borders broadens the pool of investments available to the fund and offers additional diversification, which can be important when interest rates and growth rates diverge around the world. At the end of the fiscal half year, 20.4% of the fund's assets were invested in securities of issuers domiciled outside the United States and 5% of its assets were denominated in currencies other than U.S. dollars. With five research offices in Europe and Asia, CRMC and its affiliates are well equipped to search for opportunities outside the United States.

The fund's largest bond holding, NTL Inc., a United Kingdom cable television and telecommunications service company, reflects this emphasis on global research. At the end of the recent six months, three of the fund's four largest holdings were in cable and communications companies. The fund also has extensive holdings in manufacturing and diversified media.

The first six months of this fiscal year marked an important milestone for American High-Income Trust: In February, the fund marked 10 years of operation. The number of shareholder accounts in the fund continued to grow, increasing 13.2% during the six months to more than 89,000, while the fund's assets increased 16.3% to $2.4 billion.

In May the monthly dividend was increased to 10.5 cents from 10.0 cents a share. We thank you for the confidence you have shown in us, and we look forward to reporting to you again in six months when we will explore the fund's first decade in more detail.

Cordially,

/s/Paul G. Haaga, Jr.     /s/Abner D. Goldstine
Paul G. Haaga, Jr.        Abner D. Goldstine
Chairman of the Board     President

May 15, 1998

IN FEBRUARY, ABNER D. GOLDSTINE WAS ELECTED PRESIDENT OF AMERICAN HIGH-INCOME TRUST. HE REPLACES RICHARD T. SCHOTTE, WHO RETIRED. MR. GOLDSTINE HAS BEEN AN INVESTMENT PROFESSIONAL WITH CRMC FOR MORE THAN 30 YEARS AND IS ALSO PRESIDENT OF SEVERAL OTHER FIXED-INCOME




American High-Income Trust
Investment Portfolio
March 31, 1998
Unaudited
--------------------------------------------------
U.S. Corporate Bonds   65%
Non-U.S. Corporate Bonds 15%
Stocks   9%
U.S. Treasuries 3%
Non-U.S. Government Bonds  3%
Cash Equivalents  5%



--------------------------------------------------                               ---------  -----------  --------

                                                                                 Principal       Market   Percent
                                                                                    Amount        Value    of Net
Bonds & Notes - 85.94%                                                               (000)        (000)    Assets
Banking & Financial Services - 1.04%
Amresco, Inc. Series 1998-A, 9.875% 2005(1)                                         $7,000        $7,140     .29%
Chevy Chase Bank, FSB  9.25% 2008                                                     2,000        2,090      .09
First Nationwide Holdings Inc.:
 10.625% 2003(1)                                                                      4,000        4,490
 12.50% 2003                                                                          2,000        2,290      .28
Korea Development Bank:
 6.625% 2003                                                                          2,425        2,128
 6.75% 2005                                                                             500          432
 7.25% 2006                                                                           1,050          945      .14
Superior Financial Corp.  8.65% 2003(1)                                               6,000        6,000      .24
                                                                                            -----------  --------
                                                                                                  25,515     1.04
                                                                                            -----------  --------
Beverages - 1.30%
Canandaigua Wine Co., Inc.:
 8.75% 2003                                                                          12,000       12,180
 8.75% 2003                                                                           4,500        4,613      .68
Delta Beverage Group, Inc. 9.75% 2003(1)                                             12,100       12,644      .52
Sparkling Spring Water Group, Ltd. 11.50% 2007(1)                                     2,250        2,362      .10
                                                                                            -----------  --------
                                                                                                  31,799     1.30
                                                                                            -----------  --------
Broadcasting & Publishing - 6.56%
Acme Intermediate Holdings, LLC 0%/12.00% 2005 (1),(2)                               12,689        8,058      .33
American Media Operations, Inc. 11.625% 2004                                          4,650        5,045      .21
American Radio Systems Corp. 9.00% 2006                                              17,470       18,693      .75
Antenna TV, SA 9.00% 2007                                                             8,000        8,060      .33
Big City Radio, Inc. 0%/11.25% 2005 (1),(2)                                          13,000        9,506      .39
Chancellor Radio Broadcasting Co.:
 9.375% 2004                                                                         14,500       15,443
 8.125% 2007(1)                                                                       9,500        9,666
 8.75% 2007                                                                           9,350        9,818     1.43
EZ Communications, Inc. 9.75% 2005                                                    3,250        3,583      .14
Falcon Holding Group, LP:
 8.375% 2010(1)                                                                      21,250       13,457
 0%/9.285% 2010(1),(2)                                                               10,500       10,472      .98
Gray Communications Systems, Inc. 10.625% 2006                                        6,870        7,454      .29
Grupo Televisa, SA:
 0%/13.25% 2008(2)                                                                    1,000          780      .03
Newsquest Capital PLC:
 11.00% 2006                                                                          3,150        3,528
 Series B, 11.00% 2006                                                                4,050        4,536      .33
Radio One, Inc. 7.00%/12.00% 2004(1),(2)                                              4,750        4,845      .20
STC Broadcasting, Inc. 11.00% 2007(1)                                                 3,000        3,311      .14
Sun Media Corp.:
 9.50% 2007                                                                           8,386        9,057
 9.50% 2007                                                                           2,434        2,617      .48
TransWestern Publishing Co. 9.625% 2007(1)                                            6,750        7,121      .29
Young Broadcasting Inc.:
 10.125% 2005                                                                         3,500        3,780
 8.75% 2007                                                                           2,000        2,055      .24
                                                                                            -----------  --------
                                                                                                 160,885     6.56
                                                                                            -----------  --------
Cellular, Paging & Wireless
 Communications - 17.67%
Cellnet Data Systems, Inc., Units, 0%/14.00% 2007(2)                                 53,036       28,374     1.16
Cellular Communications Intl., Inc. 0%/9.50% 2005(1),(2)                         DKr21,000        14,857      .61
Cellular Communications of Puerto Rico, Inc. 10.00% 2007                           $17,000        16,915      .69
Centennial Cellular Corp.:
 8.875% 2001                                                                         17,000       17,425
 10.125% 2005                                                                         2,500        2,769      .82
Clearnet Communications Inc. 0%/11.75% 2007(2)                                    C$52,375        24,921     1.02
Comcast Cellular Holdings, Inc. 9.50% 2007(1)                                      $11,500        12,075      .49
Comunicacion Celular SA 0%/13.125% 2003(2)                                           16,000       12,440      .51
Conecel Holdings Ltd., Series A, Units 14.00% 2000(1)                                 5,500        5,803      .24
Crown Castle Intl. 0%/10.625% 2007(1),(2)                                            11,250        7,636      .31
Esat Telecom Group PLC 0%/12.50% 2007(2)                                             11,250        8,381      .34
Geotek Communications, Inc. 0%/15.00% 2005(2)                                         1,000          450      .02
Globalstar, LP 11.375% 2004                                                           3,000        3,150      .13
McCaw Intl. Ltd. (owned by Nextel Communications, Inc.)
 10%/15.00% 2008(2)                                                                  17,625       11,721      .39
MobileMedia Communications, Inc.:(3)
 0%/10.50% 2003(2)                                                                   12,700        1,079
 9.375% 2007                                                                          3,250          366      .06
Mobile Telecomm  13.50% 2002                                                         17,875       21,048      .86
Netia Holdings BV:
 10.25% 2007(1)                                                                       4,125        4,238      .33
 0%/11.25%  2007(1),(2)                                                               5,750        3,924
NEXTEL Communications, Inc.:
 0%/9.75% 2004(2)                                                                     1,750        1,684
 0%/10.125% 2004(2)                                                                   2,000        1,940
 0%/9.75% 2007(2)                                                                    13,500        8,775
 0%/10.65% 2007(2)                                                                   11,000        7,370
 0%/9.95% 2008(1),(2)                                                                38,000       24,273     1.80
NEXTEL Intl., Inc.(owned by Nextel Communications, Inc.)
 0%/12.125% 2008(1),(2)                                                              16,000        9,600      .39
Omnipoint Corp.:
 12.00% 2000(4)                                                                      12,500       12,500
 8.875% 2006(1)                                                                      16,500       16,541
 11.625% 2006                                                                        24,750       27,225
 11.625% 2006                                                                         4,550        5,005     2.50
Orion Network Systems, Inc. Units 11.25% 2007                                        25,475       29,869     1.22
PageMart Wireless, Inc. 0%/11.25% 2008(2)                                            17,000       10,327      .42
Pinnacle Holdings Inc. 0%/10.00% 2008(1),(2)                                          6,700        4,204      .17
Powertel, Inc. (formerly InterCel, Inc.):
 0%/12.00% 2006(2)                                                                   13,500       10,328
 11.125% 2007                                                                         7,500        8,175      .75
PriCellular Wireless Corp.:
 14.00% 2001                                                                          6,000        6,600
 12.25% 2003                                                                         14,710       15,740
 10.75% 2004                                                                          4,000        4,500     1.08
PTC International Finance BV 0%/10.75% 2007(2)                                       16,300       11,329      .46
Sprint Spectrum LP, Sprint Spectrum Finance Corp. 11.00% 2006                         1,000        1,155      .05
Telesystems International, Inc. 0%/13.25% 2007(1),(2)                                 3,975        2,783      .11
Teletrac, Inc., Units, 14.00% 2007                                                   11,050       10,564      .43
Vanguard Cellular Systems, Inc.  9.375% 2006                                          2,000        2,110      .09
Western Wireless Corp. 10.50% 2006                                                    3,000        3,270      .13
                                                                                            -----------  --------
                                                                                                 433,439    17.67
                                                                                            -----------  --------
Construction & Housing - 0.38%
M.D.C. Holdings, Inc. 8.375% 2008                                                     9,250        9,296      .38
                                                                                            -----------  --------
Diversified Media, Cable Television &
 Telecommunications - 17.43%
Adelphia Communications Corp.:
 Series B, 9.25% 2002                                                                15,000       15,600
 10.50% 2004                                                                          9,000        9,878     1.04
Allegiance Telecom, Inc., Units, 0%/11.75% 2008(1),(2)                                5,000        2,900      .12
Cablevision Systems Corp.:
 8.125% 2009                                                                          9,500        9,951
 9.875% 2013                                                                          7,000        7,735      .72
CEI Citicorp Holdings SA 11.25% 2007(1)                                                 500          458      .02
Century Communications Corp.:
 8.75% 2007                                                                           4,000        4,160
 0% 2008(1)                                                                          16,000        6,960      .45
COLT Telecom Group PLC, Units:
 0%/12.00% 2006(2)                                                                   18,250       14,509
 8.875% 2007                                                                      DM15,000         8,996     1.29
 10.125% 2007                                                                  Pounds4,500         8,052
Comcast Corp. 10.25% 2001                                                             3,200        3,525      .14
Comcast UK Cable Partners Ltd. 0%/11.20% 2007(2)                                   $20,750        17,222      .70
Comtel Brasileira Ltda. 10.75% 2004(1)                                                3,800        3,944      .16
DIVA Systems Corp., Units, 0%/12.65% 2008(1),(2)                                      4,000        2,200      .09
Fox Kids Worldwide, Inc.:
 9.25% 2007(1)                                                                        1,500        1,508
 0%/10.25% 2007(1),(2)                                                                1,750        1,116      .11
Fox/Liberty Networks, LLC:
 8.875% 2007                                                                          7,500        7,781
 0%/9.75% 2007(2)                                                                    15,250       10,446      .74
FrontierVision 11.00% 2006                                                            2,500        2,813      .11
Global TeleSystems Group, Inc. 9.875% 2005                                            6,000        6,180      .25
Globo Comunicacoes E Participacoes LTDA.:
 10.50% 2006(1)                                                                      10,500       10,689
 10.50% 2006                                                                          2,000        2,036      .52
GST Equipment Funding, Inc. 13.25% 2007                                               9,000       10,980      .45
Heartland Wireless Communications, Inc. 13.00% 2003(4)                                3,500          735      .03
Hermes Euro Railtel BV 11.50% 2007                                                    7,000        7,980      .33
Intermedia Communications Inc. 0%/11.25% 2007(1),(2)                                  3,000        2,250      .09
IXC Communications, Inc. 12.50% 2005                                                  4,500        5,393      .22
Jones Intercable, Inc. 9.625% 2002                                                    2,000        2,140      .09
KMC Telecom Holdings, Inc., Units, 0%/12.50% 2008(1),(2)                             18,000       10,710      .44
Lenfest Communications, Inc.:
 8.375% 2005                                                                          6,000        6,210
 7.625% 2008(1)                                                                       6,750        6,767
 8.25% 2008(1)                                                                        3,250        3,296      .66
Multicanal Participacoes SA 12.625% 2004                                              6,000        6,555      .27
Nextlink Communications, Inc.:
 9.625% 2007                                                                         11,000       11,660
 9.00% 2008(1)                                                                       11,250       11,559      .96
Nextlink Communications LLC, Nextlink Capital, Inc. 12.50% 2006(1)                    1,750        2,012      .08
NTL Inc.(formerly Intl. CableTel Inc.):
 0%/10.875% 2003(2)                                                                  21,175       21,069
 Series B, 10.00% 2007                                                                5,750        6,239
 9.50% 2008(1)                                                                 Pounds7,500        12,824
 9.75% 2008(1)                                                                      $5,500         3,603
 0%/10.75% 2008(1)(2)                                                         Pounds24,500        25,810
 0%/12.75% 2008(2)                                                                  $1,000           858     2.87
Qwest Communications Intl., Inc.:
 0%/9.475% 2007(2)                                                                    6,000        4,410
 10.875% 2007                                                                         5,000        5,788
 0%/8.29% 2008(1),(2)                                                                11,000        7,783      .73
RBS Participacoes SA 11.00% 2007(1)                                                   4,500        4,579      .19
RCN Corp.:
 10.00%  2007                                                                         6,250        6,672
 0%/11.125% 2007(2)                                                                   4,500        3,004      .39
Teleport Communications Group Inc. 9.875% 2006                                        3,000        3,427      .14
TeleWest PLC:
 9.625% 2006                                                                          9,000        9,495
 0%/11.00% 2007(2)                                                                    6,175        4,971      .59
Teligent, Inc. 11.50% 2007                                                            8,000        8,400      .34
TEVECAP SA 12.625% 2004                                                               7,875        7,954      .32
Verio Inc.:
 Units, 13.50% 2004(1)                                                                3,000        3,480
 10.375% 2005(1)                                                                      2,500        2,600      .25
Viacom International Inc.:
 10.25% 2001                                                                          4,000        4,389
 7.75% 2005                                                                           2,000        2,098      .26
Videotron Holdings PLC (owned by Cable and Wireless PLC)
 0%/11.125% 2004(2)                                                                  21,000       20,297      .83
WorldCom, Inc. 9.375% 2004                                                           10,111       10,715      .44
                                                                                            -----------  --------
                                                                                                 427,371    17.43
                                                                                            -----------  --------
Energy & Related Companies - 4.64%
Abraxas Petroleum Corp. 11.50% 2004                                                  10,250       10,557      .43
Benton Oil and Gas Co.
 11.625% 2003                                                                         7,000        7,630
 9.375% 2007                                                                          6,250        6,312      .57
Clark Refining & Marketing, Inc.:
 8.375% 2007                                                                          1,500        1,522
 8.875% 2007                                                                          5,000        5,088      .27
Cross Timbers Oil Co. 8.75% 2009                                                     15,000       15,375      .63
Forcenergy Inc.:
 9.50% 2006                                                                           5,950        6,188
 8.50% 2007                                                                           3,000        2,948      .37
Gulf Canada Resources Ltd. 9.25% 2004                                                 4,000        4,203      .17
Kelley Oil & Gas Corp. 10.375% 2006                                                  11,225       11,702      .48
Lomak Petroleum, Inc. 8.75% 2007                                                     11,250       11,531      .47
McDermott Inc. 9.375% 2002                                                            5,525        5,916      .24
J. Ray McDermott, SA 9.375% 2006                                                      2,250        2,419      .10
Ocean Energy, Inc. 8.875% 2007                                                        3,500        3,728      .15
Pogo Producing Co. 8.75% 2007                                                        18,000       18,630      .76
                                                                                            -----------  --------
                                                                                                 113,749     4.64
                                                                                            -----------  --------
Food Retailing - 0.76%
Bruno's, Inc. 10.50% 2005 (3)                                                        15,300        2,754      .11
Carr-Gottstein Foods Co. 12.00% 2005                                                  4,000        4,470      .18
Randall's Food Markets, Inc. 9.375% 2007                                             10,750       11,395      .47
                                                                                            -----------  --------
                                                                                                  18,619      .76
                                                                                            -----------  --------
Forest Products & Paper - 4.67%
Advance Agro PCL 13.00% 2007(1)                                                      10,500       10,710      .44
Container Corp. of America:
 10.75% 2002                                                                          6,000        6,555
 9.75% 2003                                                                          18,000       19,327
 11.25% 2004                                                                          5,500        5,967     1.30
Copamex Industrias, SA de CV 11.375% 2004                                             4,625        5,064      .21
Graham Packaging Co., GPC Capital Corp. I  8.75% 2008(1)                             12,250       12,434
Graham Packaging Holdings Co.  0%/10.75% 2009(1),(2)                                 15,500        9,843      .91
Grupo Industrial Durango, SA de CV 12.00%  2001                                       1,000        1,097      .04
Indah Kiat Finance Mauritius Ltd.:
 11.875% 2002                                                                         4,750        4,346
 10.00% 2007                                                                          6,875        5,689      .41
MAXXAM Group Inc. 11.25% 2003                                                         3,000        3,172      .13
Norampac Inc.:
 9.375% 2008(1)                                                                   C$12,000         8,819
 9.50% 2008(1)                                                                     $10,500        10,920      .80
Pindo Deli Finance Mauritius Ltd.:
 10.25% 2002(1)                                                                       7,500        6,000
 10.75% 2007(1)                                                                       1,850        1,531
 10.75% 2007                                                                          1,925        1,593      .37
U.S. Timberlands Klamath Falls, LLC, U.S. Timberlands Finance Corp.
 9.625% 2007                                                                          1,500        1,560      .06

                                                                                            -----------  --------
                                                                                                 114,627     4.67
                                                                                            -----------  --------
Health & Personal Care - 4.46%
Integrated Health Services, Inc.:
 10.25% 2006                                                                         11,250       12,150
Series A:
  9.50% 2007                                                                         16,250       17,286
  9.25% 2008                                                                         14,500       15,279     1.82
Mariner Health Group, Inc. 9.50% 2006                                                10,000       10,600      .43
Paracelsus Healthcare Corp. 10.00% 2006                                              30,825       31,904     1.30
Sun Healthcare Group, Inc. 9.50% 2007(1)                                              3,000        3,150      .13
Tenet Healthcare Corp.:
 8.00% 2005                                                                           4,000        4,100
 8.625% 2007                                                                          2,500        2,594      .27
Unison HealthCare Corp.:
 13.00% 1999(1),(3)                                                                   2,000        1,840
 13.00% 2006(1),(3)                                                                   8,750        5,031      .28
Universal Health Services, Inc. 8.75% 2005                                            5,100        5,387      .23
                                                                                            -----------  --------
                                                                                                 109,321     4.46
                                                                                            -----------  --------
Independent Power Producers - 0.81%
California Energy Co., Inc. 10.25% 2004                                              15,000       16,105      .66
CE Casecnan Water and Energy Co., Inc., Series B, 11.95% 2010                         3,500        3,675      .15
                                                                                            -----------  --------
                                                                                                  19,780      .81
                                                                                            -----------  --------

Leisure, Tourism & Restaurants - 4.98%
AMF Group Inc.:
 10.875% 2006                                                                        18,500       20,396     1.29
 0%/12.25% 2006(2)                                                                   13,793       11,241
Boyd Gaming Corp.:
 9.25% 2003                                                                          12,750       13,610
 9.50% 2007                                                                           6,000        6,405      .82
CLN Holdings Co. 0%  2001                                                            23,100       18,711      .76
FelCor Suites LP 7.375% 2004(1)                                                       8,250        8,314      .34
Foodmaker, Inc.
 9.75% 2002                                                                           6,450        6,611      .27
Friendly Ice Cream Corp. 10.50% 2007                                                  7,000        7,385      .30
Hard Rock Hotel, Inc.  9.25% 2005(1)                                                  1,500        1,523      .06
HMH Properties, Inc., Series B, 8.875% 2007                                           2,750        2,894      .12
KSL Recreation Group Inc. 10.25% 2007(1)                                              4,500        4,916      .20
Premier Parks Inc.:
 9.25% 2006(1)                                                                        2,500        2,556
 10.00% 2008(1)                                                                       8,000        5,080      .31
Rio Hotel & Casino, Inc.:
 10.625% 2005                                                                         6,400        6,992
 9.50% 2007                                                                           1,250        1,353      .34
Sun International Hotels Ltd.,
 Sun International North America, Inc. 9.00% 2007                                     4,000        4,240      .17
                                                                                            -----------  --------
                                                                                                 122,227     4.98
                                                                                            -----------  --------
Manufacturing & Materials - 9.81%
AK Steel Corp. 9.125% 2006                                                            5,500        5,871      .24
Altos Hornos de Mexico, SA de CV:
 11.375% 2002                                                                         3,500        3,622
 11.875% 2004                                                                         4,250        4,399      .33
Anchor Glass Container Corp.:
 11.25% 2005(1)                                                                      17,250       18,975
 9.875% 2008(1)                                                                       8,250        8,333     1.11
Consumers International Inc. 10.25% 2005(1)                                           8,250        9,075      .37
DGS International Finance Co. BV:
 10.00% 2007(1)                                                                       6,250        5,531
 10.00% 2007                                                                            275          243      .24
Doe Run Resources Corp. 11.25% 2005(1)                                                9,500        9,785      .40
Fage Dairy Industry SA 9.00% 2007(1)                                                  9,250        8,857      .36
Fairchild Semiconductor Corp. 10.125% 2007                                           11,750       12,220      .50
Flextronics Intl., Ltd.  8.75% 2007(1)                                               18,500       18,639      .76
Impress Metal Packaging Holdings BV 9.875% 2007(1)                                DM16,150         9,293      .38
Kaiser Aluminum & Chemical Corp.:
 9.875% 2002                                                                        $5,750         5,951
 12.75% 2003                                                                          5,750        6,131
 Series B, 10.875% 2006                                                               2,750            0      .49
Key Plastics, Inc. 10.25% 2007                                                        9,650       10,229      .42
Lifestyle Furnishings International Ltd. 10.875% 2006                                17,005       19,131      .78
Printpack, Inc.:
 Series B, 9.875% 2004                                                                5,750        6,210
 10.625% 2006                                                                        13,730       14,725      .85
Samsung Electronics Co., Ltd. 7.45% 2002(1)                                           3,000        5,460      .22
Standard Commercial Corp. 8.875% 2005                                                13,750       13,819      .56
Tekni-Plex, Inc. 9.25% 2008(1)                                                        1,000        1,027      .04
Texas Petrochemicals Corp. 11.125% 2006                                              12,950       14,180      .58
Therma-Wave, Inc. 10.625% 2004(1)                                                    10,250       10,660      .43
United Defense Industries, Inc.  8.75% 2007                                           5,750        5,894      .24
Westinghouse Air Brake Co. 9.375% 2005                                                7,250        7,649      .31
Zilog, Inc.  9.50% 2005(1)                                                            5,000        4,875      .20
                                                                                            -----------  --------
                                                                                                 240,784     9.81
                                                                                            -----------  --------
Miscellaneous Services - 2.49%
Allied Waste North America, Inc. 10.25% 2006                                         27,910       30,980     1.26
EarthWatch Inc., Units, 12.50% 2001(1),(3),(4)                                        6,000        4,800      .19
Iron Mountain, Inc.:
 10.125% 2006                                                                         3,000        3,315
 8.75% 2009                                                                           3,120        3,214      .27
Petro Stopping Centers, LP, Petro Financial Corp. 10.50% 2007(1)                     17,500       18,900      .77
                                                                                            -----------  --------
                                                                                                  61,209     2.49
                                                                                            -----------  --------
Protection Services - 0.71%
Borg-Warner Security Corp. 9.625% 2007                                                6,250        6,563      .27
Protection One Alarm Monitoring, Inc.0%/13.625% 2005(2)                               9,500       10,783      .44
                                                                                            -----------  --------
                                                                                                  17,346      .71
                                                                                            -----------  --------
Real Estate - 0.17%
B.F. Saul Real Estate Investment Trust
 11.625% 2002                                                                         4,000        4,230      .17
                                                                                            -----------  --------
Textiles & Apparel - 0.13%
Tultex Corp. 10.625% 2005                                                             1,500        1,569      .07
WestPoint Stevens Inc. 8.75% 2001                                                     1,500        1,560      .06
                                                                                            -----------  --------
                                                                                                   3,129      .13
                                                                                            -----------  --------
Transportation - 1.66%
Continental Airlines, Inc. 9.50% 2001                                                 4,000        4,260      .17
Hayes Wheels Intl., Inc. 9.125% 2007                                                  2,000        2,110      .09
Kitty Hawk, Inc. 9.95% 2004(1)                                                        6,000        6,240      .25
Northwest Airlines, Inc. 7.625% 2005(1)                                               5,000        4,973      .20
Teekay Shipping Corp. 8.32% 2008                                                     12,500       12,750      .52
USAir, Inc.:
 9.625% 2001                                                                          2,000        2,085
 Pass-through trust, Series 1993-A3,
  10.375% 2013(5)                                                                     7,400        8,293      .43
                                                                                            -----------  --------
                                                                                                  40,711     1.66
                                                                                            -----------  --------
Private Issue Collateralized Mortgage/Asset-Backed
 Obligations(5) - 0.94%
DR Structured Finance Corp.,
 Series 1994 K-2, 9.35% 2019                                                          9,855       10,422      .43
Kmart Corp. 9.78% 2020                                                                5,500        6,049      .25
Resolution Trust Corp.,
 Series 1993-C1, Class E, 9.50% 2024                                                    137          138      .01
Trinity Re, Ltd. 10.08% 2009/98(1),(6)                                                6,100        6,104      .25
                                                                                            -----------  --------
                                                                                                  22,713      .94
                                                                                            -----------  --------
Non-U.S. Governments and Governmental
 Authorities - 2.59%
Argentina (Republic of):
 8.75% 2002                                                                           1,000          921
 6.688% 2005(6)                                                                         950          877
 11.00% 2006                                                                            925        1,034
 11.75% 2007(1)                                                                   ARP6,380         6,652
 11.375% 2017                                                                       $4,250         4,824
 9.75% 2027                                                                           3,675        3,638      .74
Brazil (Federal Republic of):
 Debt Conversion Bond 6.938% 2012(6)                                                    750          605
 Capitalization Bond 8.00% 2014(7)                                                      285          239
 Capitalization Bearer Bond 8.00% 2014(7)                                               570          480      .06
Ecuador (Republic of) Past Due Interest Bonds:
 Registered 6.625% 2015(6)                                                            5,981        3,872
 Bearer 6.625% 2015(6)                                                                  417          270
 Registered 6.625% 2025                                                                 250          186      .18
New Zealand Index-Linked 4.66% 2016(6),(8)                                        NZ$4,155         2,103      .09
Panama (Republic of) Interest Reduction Bonds:
 3.75% 2014(1)(6)                                                                  $11,500         9,217
 6.563% 2016(6)                                                                         514          438
 Global 8.875% 2027                                                                     250          251      .40
 Peru (Republic of):
 Front Loaded Interest Reduction Bond 3.25% 2017(1),(6)                                 500          315
 Past Due Interest Bond 4.00% 2017                                                      750          516      .03
Philippines (Republic of) 8.75% 2016                                                  2,000        1,926      .08
Poland (Republic of):
 Past Due Interest Bond 4.00% 2014(8)                                                 2,500        2,244
 Treasury Bill 1998                                                              PLZ22,370         5,966      .33
Thailand (Kingdom of) 7.75% 2007                                                    $1,000           958      .04
United Mexican States:
 Variable Rate Discount, Series A, 0% 2003                                              768            0
 Collateralized Eurobond, Series A, 6.693% 2019(6)                                      500          472
 Government:
  11.375% 2016                                                                        6,195        7,295
  11.50% 2026                                                                         5,125        6,246      .57
Venezuela (Republic of):
 Front Loaded Interest Reduction Bond 6.50% 2007(6)                                   1,190        1,086      .03
 6.75% 2007(6)                                                                          857          778

                                                                                            -----------  --------
                                                                                                  63,409     2.59
                                                                                            -----------  --------
U.S. Treasury Obligations - 2.74%
6.875% 1999                                                                          19,000       19,306
7.50% 2001                                                                           19,000       20,125
8.00% 2001                                                                            5,000        5,330
6.625% 2002                                                                           3,000        3,101
5.75% 2003                                                                            6,000        6,022
11.625% 2004                                                                         10,000       13,200     2.74
                                                                                               --------  --------
                                                                                                  67,084     2.74
                                                                                            -----------  --------
Total Bonds & Notes (cost: $2,019,715,000)                                                     2,107,243    85.94
                                                                                            -----------  --------

                                                                                 Number of
Stocks (Common & Preferred) - 7.63%                                                 Shares
Acme Intermediate, warrants, expire 2005 (1),(9)                                     11,939          716      .03
Acme Television, LLC(1),(9)                                                             725          725      .03
Adelphia Communications, Corp. preferred, Series B, 13.00% 2009                      20,000        2,380      .10
American Radio Systems Corp., exchangeable preferred(7),(9)                         161,966       18,950      .77
CalEnergy Co., Inc.(9)                                                               15,000          424      .02
CellNet Data Systems, Inc.(4),(9)                                                   256,000        2,253      .09
CellNet Data Systems, Inc., warrants, expire 8/3/98(1),(9)                           47,786        1,195
CellNet Data Systems, Inc., warrants, expire 9/7/98(1),(9)                           17,250          431      .07
Cellular Communications International, Inc.(9)                                       32,800        2,230      .09
Chancellor Radio Broadcasting Co.,
 exchangeable preferred(1),(5)                                                      126,000       15,120      .62
Chevy Chase Preferred Capital Corp., exchangeable preferred                         214,000       11,476      .46
COLT Telecom Group, warrants, expire 2006(1)                                         18,250        2,464      .10
Comunicacion Celular SA,
warrants, expire 2003(9)                                                             15,000        1,050      .04
Conecel Holdings Ltd., warrants, expire 2000(1)                                      74,250          275      .01
EarthWatch Inc., 12.00% convertible preferred(1),(4),(9)                            675,000          338      .01
Esat Holdings Ltd., warrants, expire 2007(1),(9)                                     11,250          394      .02
Fuji JGB Investment LLC, preferred, Series A, 9.87% 2049(1)                           2,500        2,475      .10
Globalstar Telecommunications Ltd., warrants, expire 2004(9)                          3,000          405      .02
Heartland Wireless Communications, Inc., warrants, expire 2000(1),(9)                22,800            0      .00
IBJ Preferred Capital, Co. LLC 8.79% 2049(1)                                          7,150        6,906      .28
Integrated Health Services, Inc.                                                    112,500        4,423      .18
IXC Communications, Inc., preferred, 12.50% 2009(7),(9)                               6,903        8,560      .34
Jacor Communications, Inc.(9)                                                        70,000        4,130      .17
Kelley Oil & Gas Corp., convertible preferred(9)                                    170,000        4,250      .17
McCaw International, Ltd., warrants, expire 2007(1),(9)                               8,500           21      .00
Mobile Telecommunications Technologies Corp., convertible preferred                 100,000        3,650      .15
NEXTEL Communications, Inc., Class A(7),(9)                                          13,942          471
NEXTEL Communications, Inc.,warrants, expire 1999(4),(7),(9)                         21,250          229
NEXTEL Communications, Inc., preferred, 13.00%(7),(9)                                13,439       15,757
NEXTEL Communications, Inc. 11.125% 2010(1),(7),(9)                                  27,500       29,150     1.88
Nortel Inversora SA, Class A, preferred (1),(4)                                   1,057,146       13,753      .55
(American Depositary Receipts)
Omnipoint Corp.(1),(9)                                                              278,001        8,201      .33
Orion Network Systems, Inc., warrants, expire 2007(9)                                25,475          453      .02
Protection One Alarm Monitoring, Inc., warrants, expire 2005(1),(9)                  30,400          372      .02
SB Treasury Company, LLC, Series A, 9.40% 2049(1)                                     2,500        2,587      .11
Teletrac, Inc., warrants, expire 2007(1),(9)                                         11,050          553      .02
Time Warner Inc., 10.25% exchangeable preferred                                       3,268        3,660      .15
Tokai Preferred Capital Co. LLC, Series A, 9.98% 2049                                15,000       15,225      .62
Verio Inc., warrants, expire 2004(1),(9)                                             24,000          528      .02
WorldCom, Inc.(9)                                                                    21,000          904      .04
                                                                                            -----------  --------
                                                                                                 187,084     7.63
Total Stocks (cost: $164,894,000)                                                           -----------  --------
                                                                                 Principal
                                                                                    Amount
                                                                                     (000)

Convertible Debentures - 1.25%
Global Telesystems Group  8.75% 2000(1)                                             $7,500        17,250      .70
Integrated Health Services, Inc. 6.00% 2003(1)                                        6,500        7,865      .32
Kelley Oil & Gas Corp.:
 7.875% 1999                                                                          3,245        3,180
 8.50% 2000                                                                           2,291        2,268      .23
                                                                                            -----------  --------
Total Convertible Debentures (cost: $19,380,000)                                                  30,563     1.25
                                                                                            -----------  --------

Miscellaneous - 0.04%
Other equity-type securities in initial period of acquisition                         1,250        1,000      .04
                                                                                            -----------  --------
Short-Term Securities
Corporate Short-Term Notes - 4.04%
Coca Cola Co.:
 5.49% due 4/7/98                                                                     3,100        3,096
 5.53% due 4/7/98                                                                     7,000        6,992
 5.53% due 4/9/98                                                                     1,000          999
 5.51% due 4/17/98                                                                    9,600        9,575      .85
Gannett Co. 5.53% due 4/14/98                                                        20,000       19,957      .81
General Electric Capital Corp. 6.13% due 4/1/98                                      40,720       40,713     1.65
(H.J.) Heinz Co. 5.48% due 4/8/98                                                    17,900       17,878      .73

                                                                                            -----------  --------

Total Short-Term Securities (cost: $99,212,000)                                                   99,210     4.04
                                                                                            -----------  --------

Total Investment Securities (cost: $2,303,201,000)                                             2,425,100    98.90

Excess of cash and receivables over payables                                                      26,886      1.10
                                                                                            -----------  --------
                                                                                              $2,451,986  100.00%
Net Assets                                                                                  ===========  ========


(1)Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.
(2)Step bond; coupon rate will increase at a later date.
(3)Company not making interest payments, bankruptcy proceedings pending.
(4)Valued under procedures established by the Board of Trustees.
(5)Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity
 is shorter than the stated maturity.
(6)Coupon rate may change periodically.
(7)Payment in kind. The issuer has the option of paying additional securities in lieu of cash.
(8)Index-linked bond, which is a floating rate bond whose principal amount moves with a government retail price index.
(9)Non-income-producing security.

See Notes to Financial Statements

American High-Income Trust
Financial Statements
Statement of Assets and Liabilities
at March 31, 1998 (dollars in thousands)                                   (Unaudited)
Assets:
 Investment securities
  (cost: $2,303,201)                                                     $   2,425,100
 Cash                                                                            4,183
 Receivables for--
  Sales of investments                                 $   25,177
  Sales of fund's shares                                   11,433
  Forward currency contracts                                  558
  Accrued dividends and interest                           42,150               79,318
                                                      -----------          -----------
                                                                             2,508,601
Liabilities:
 Payables for--
  Purchases of investments                                 51,523
  Repurchases of fund's shares                              2,079
  Dividends on fund's shares                                1,524
  Management services                                       1,022
  Accrued expenses                                            467               56,615
                                                      -----------          -----------
Net Assets at March 31, 1998 --
 Equivalent to $15.59 per share on
 157,307,992 shares of beneficial
 interest issued and outstanding;
 unlimited shares authorized                                             $   2,451,986
                                                                           ===========

Statement of Operations
for the six months ended March 31, 1998                                    (Unaudited)
(dollars in thousands)
Investment Income:
 Income:
  Dividends                                             $   2,694
  Interest                                                104,183       $      106,877
                                                      -----------
 Expenses:
  Management services fee                                   5,117
  Distribution expenses                                     2,879
  Transfer agent fee                                          633
  Reports to shareholders                                      31
  Registration statement and prospectus                       274
  Postage, stationery and supplies                            176
  Trustees' fees                                               14
  Auditing and legal fees                                      45
  Custodian fee                                                14
  Taxes other than federal income tax                          30
  Other expenses                                               53                9,266
                                                      -----------          -----------
  Net investment income                                                         97,611
                                                                           -----------
Realized Gain and Increase in Unrealized
 Appreciation on Investments:
 Net realized gain                                                              25,309
 Net unrealized appreciation on
  Investments                                              11,860
  Open forward currency contracts                             485               12,345
                                                      -----------          -----------

  Net realized gain and unrealized
   appreciation on investments                                                  37,654
                                                                           -----------
Net Increase in Net Assets
 Resulting from Operations                                              $      135,265
                                                                           ===========


Statement of Changes in Net Assets
(dollars in thousands)
                                                       Six months
                                                            ended           Year ended
                                                  March 31, 1998*   September 30, 1997
Operations:                                           -----------          -----------
 Net investment income                               $     97,611       $      151,054
 Net realized gain on investments                          25,309               42,701
 Net increase in unrealized appreciation
  on investments                                           12,345               56,861
                                                      -----------          -----------
  Net increase in net assets
   resulting from operations                              135,265              250,616
                                                      -----------          -----------

Dividends and Distributions
 Paid to Shareholders:
 Dividends from net investment income                     (97,383)            (147,273)
 Distributions from net realized
  gain on investments                                     (47,160)              (1,653)
                                                      -----------          -----------
  Total dividends and distributions                      (144,543)            (148,926)
                                                      -----------          -----------
Capital Share Transactions:
 Proceeds from shares sold:
  31,473,232 and 52,744,058
  shares, respectively                                    486,696              800,316
 Proceeds from shares issued in
  reinvestment of net investment
  income dividends and distributions
  of net realized gain on
  investments: 6,803,315 and
  6,173,899 shares, respectively                          103,970               93,692
 Cost of shares repurchased:
  15,332,265 and 28,680,906
  shares, respectively                                   (237,230)            (434,766)
                                                      -----------          -----------
  Net increase in net assets
   resulting from capital share
   transactions                                           353,436              459,242
                                                      -----------          -----------
Total Increase in Net Assets                              344,158              560,932

Net Assets:
 Beginning of period                                    2,107,828            1,546,896
                                                      -----------          -----------
 End of period (including undistributed
  net investment income: $10,387
  and $10,159, respectively)                        $   2,451,986        $   2,107,828
                                                      ===========          ===========

*Unaudited

See Notes to Financial Statements

Notes to Financial Statements

1. American High-Income Trust (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks a high level of current income and, secondarily, capital appreciation through a diversified, carefully supervised portfolio consisting primarily of lower rated, higher risk corporate bonds. The following paragraphs summarize the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the investment adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type.

Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity or, if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of their representative quoted bid and asked prices.

Assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the prevailing market rates at the end of the reporting period. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in foreign currency exchange rates on investment securities are included with the net realized and unrealized gain or loss on investment securities.

Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the Board of Trustees.

As is customary in the mutual fund industry, securities transactions are accounted for on the date the securities are purchased or sold. In the event the fund purchases securities on a delayed delivery or "when-issued" basis, it will segregate with its custodian liquid assets in an amount sufficient to meet its payment obligations in these transactions. Realized gains and losses from securities transactions are reported on an identified cost basis. Dividend and interest income is reported on the accrual basis. Discounts and premiums on securities purchased are amortized. Dividends to shareholders are declared daily after the determination of the fund's net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

The fund may enter into forward currency contracts, which represent agreements to exchange currencies of different countries at specified future dates at specified rates. The fund enters into these contracts to reduce its exposure to fluctuations in foreign exchange rates arising from investments denominated in non-U.S. currencies. The fund's use of forward currency contracts involves market risk in excess of the amount recognized in the statement of assets and liabilities. The contracts are recorded in the statement of assets and liabilities at their net unrealized value. The fund records realized gains or losses at the time the forward contract is closed or offset by a matching contract. The face or contract amount in U.S. dollars reflects the total exposure the fund has in that particular contract. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates and securities values underlying these instruments.

2. It is the fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required.

As of March 31, 1998, net unrealized appreciation on investments, excluding forward currency contracts, for book and federal income tax purposes aggregated $121,900,000, of which $164,686,000 related to appreciated securities and $42,786,000 related to depreciated securities. During the six months ended March 31, 1998, the fund realized, on a tax basis, a net capital gain of $24,965,000 on securities transactions. Net gains related to non-U.S. currency transactions of $352,000 were treated as ordinary income for federal income tax purposes. The cost of portfolio securities, excluding forward currency contracts, for book and federal income tax purposes was $2,303,201,000 at March 31, 1998.

3. The fee of $5,117,000 for management services was incurred pursuant to an agreement with Capital Research and Management Company (CRMC), with which certain officers and Trustees of the fund are affiliated. The Investment Advisory and Service Agreement provides for monthly fees, accrued daily, based on an annual rate of 0.30% of the first $60 million of average net assets; 0.21% of such assets in excess of $60 million but not exceeding $1 billion; and 0.18% of such assets in excess of $1 billion; plus 3.00% on the first $100 million of the fund's annual gross investment income; and 2.50% of such income in excess of $100 million.

Pursuant to a Plan of Distribution, the fund may expend up to 0.30% of its average net assets annually for any activities primarily intended to result in sales of fund shares, provided the categories of expenses for which reimbursement is made are approved by the fund's Board of Trustees. Fund expenses under the Plan include payments to dealers to compensate them for their selling and servicing efforts. During the six months ended March 31, 1998, distribution expenses under the Plan were $2,879,000.

As of March 31, 1998, accrued and unpaid distribution expenses were $378,000. American Funds Service Company (AFS), the transfer agent for the fund, was paid a fee of $633,000. American Funds Distributors, Inc. (AFD), the principal underwriter of the fund's shares, received $1,389,000(after allowances to dealers) as its portion of the sales charges paid by purchasers of the fund's shares. Such sales charges are not an expense of the fund and, hence, are not reflected in the accompanying statement of operations.

Trustees who are unaffiliated with CRMC may elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the fund. As of March 31, 1998, aggregate amounts deferred and earnings thereon were $60,000.

CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Certain Trustees and officers of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.

4. As of March 31, 1998, accumulated undistributed net realized gain on investments was $17,745,000 and paid-in capital was $2,302,188,000.

The fund made purchases and sales of investment securities, excluding short-term securities, of $900,577,000 and $580,124,000, respectively, during the six months ended March 31, 1998.

Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. The custodian fee of $14,000 includes $45,000 that was paid by these credits rather than in cash.

At March 31, 1998, the fund had outstanding forward currency contracts to sell non-U.S. currencies as follows:


                                       Contract Amount                U.S. Valuation at 3/31/98
                                      ------------------------------------------------------------
                                                                                     Unrealized
                                                                                     Appreciation
Non-U.S. Currency Sales Contracts          Non-U.S.          U.S.         Amount
--------------------------------------------------------------------------------------------------

German Deutsche Marks                  DM30,952,000       $17,200,000   $16,774,000      $426,000
expiring 5/5 to 6/23/98
European Currency Units                ECU12,576,000       13,688,000    13,556,000      $132,000
expiring 6/16/98                                        ------------------------------------------
                                                          $30,888,000   $30,330,000      $558,000

Per-Share
Data and Ratios
                                               Six months
                                                  ended      Year ended
                                               March 31,    September 30
                                               1998 (1)             1997    1996   1995    1994    1993
                                               --------        -------- --------------------------------
Net Asset Value, Beginning
 of Period                                       $15.69          $14.86  $14.30  $13.97  $15.18  $14.58
                                               --------        -------- --------------------------------
 Income from Investment
  Operations:
  Net investment income                             .67            1.26    1.29    1.33    1.25    1.28
  Net realized and
   unrealized gain
   (loss) on investments                            .25             .83     .59     .39    (.99)    .74
                                               --------        -------- --------------------------------
   Total income from
    investment operations                           .92            2.09    1.88    1.72     .26    2.02
                                               --------        -------- --------------------------------
 Less Distributions:
  Dividends from net
   investment income                               (.68)          (1.24)  (1.32)  (1.32)  (1.21)  (1.29)
  Distributions from net
   realized gains                                  (.34)           (.02)      -    (.07)   (.26)   (.13)
                                               --------        -------- --------------------------------
   Total distributions                            (1.02)          (1.26)  (1.32)  (1.39)  (1.47)  (1.42)
                                               --------        -------- --------------------------------
Net Asset Value, End of Period                   $15.59          $15.69  $14.86  $14.30  $13.97  $15.18
                                               ========        ======== ================================
Total Return (2)                                   6.11%(3)       14.66% 13.68%  13.34%   1.60%   14.59%

Ratios/Supplemental Data:
 Net assets, end of period
  (in millions)                                  $2,452          $2,108  $1,547  $1,111    $835    $707
 Ratio of expenses to average
  net assets                                        .41%(3)        .82%    .87%    .89%    .86%     .87%
 Ratio of net income to
  average net assets                               4.36%(3)       8.35%   8.90%   9.72%   8.63%    8.60%
 Portfolio turnover rate                         27.55 %(3)      53.55 % 39.74%  29.56%  42.03%   44.37%


(1) Unaudited
(2) Excludes maximum sales charge of 4.75%.
(3) Based on operations for the period shown and, accordingly, not representative of a full year.

THE AMERICAN FUNDS GROUP(R) SHAREHOLDER SERVICES

SERVICES TO MATCH YOUR LIFESTYLE

AMERICAN FUNDSLINE(R) AND FUNDSLINE ONLINE(SM) - Use our 24-hour phone service or visit our Web site to get fund information and handle a variety of transactions - all on your timetable.

AMERICAN FUNDSLINK(SM) - Link your American Funds accounts with your bank account. You can have fund dividends or automatic fund withdrawals deposited directly into your bank account. Or you can invest money directly from your bank account into your fund account on either a systematic or on-demand basis.

OTHER AUTOMATIC TRANSACTIONS - You can reinvest dividends into the same fund or another fund, make withdrawals and exchange shares between funds - quarterly, monthly or during the months you specify.

DIVIDEND AND CAPITAL GAIN OPTIONS - Use your dividend and capital gain distributions to meet your changing needs. You may:

* Automatically reinvest distributions back into the fund at no sales charge.

* Cross-reinvest dividends into another fund at no sales charge. (Certain restrictions apply.)

*     Have dividends mailed or sent electronically to you or to someone else.

EXCHANGE PRIVILEGES - When it's time to adjust your portfolio to meet your changing investment goals, you can easily exchange shares from one American Fund to another - usually without paying a sales charge. Certain restrictions apply and there generally are tax consequences. Please consult your financial adviser and read the prospectus before you exchange shares.

QUESTIONS?

For more information about these services or any of the American Funds, please read a current prospectus, which you may obtain from your financial adviser. To contact American Funds:

*     Shareholder Services Representative, 8 a.m. to 8 p.m. ET - 800/421-0180
*     American FundsLine, 24-hour automated telephone system - 800/325-3590
*     MFundsLine OnLine, Web site - WWW.AMERICANFUNDS.COM
* By mail - Write to the service center nearest you. If you live outside the U.S., please write to the Western Service Center.

THESE SERVICES ARE SUBJECT TO CHANGE OR TERMINATION.

[map of the United States of America]

WESTERN SERVICE
CENTER
American Funds Service Company
P.O. Box 2205
Brea, California
92822-2205

WEST CENTRAL
SERVICE CENTER
American Funds Service Company
P.O. Box 659522
San Antonio, Texas
78265-9522

EAST CENTRAL
SERVICE CENTER
American Funds Service Company
P.O. Box 6007
Indianapolis, Indiana
46206-6007

EASTERN
SERVICE CENTER
American Funds Service Company
P.O. Box 2280
Norfolk, Virginia
23501-2280

[The American Funds Group(r)]

OFFICES OF THE FUND AND OF THE
INVESTMENT ADVISER, CAPITAL
RESEARCH AND MANAGEMENT COMPANY
333 South Hope Street
Los Angeles, California 90071-1443

135 South State College Boulevard
Brea, California 92821-5804

TRANSFER AGENT FOR SHAREHOLDER ACCOUNTS
American Funds Service Company
(Please write to the address nearest you.)
P.O. Box 2205
Brea, California 92822-2205

P.O. Box 659522
San Antonio, Texas 78265-9522

P.O. Box 6007
Indianapolis, Indiana 46206-6007

P.O. Box 2280
Norfolk, Virginia 23501-2280

CUSTODIAN OF ASSETS
The Chase Manhattan Bank
One Chase Manhattan Plaza
New York, New York 10081-0001

COUNSEL
Paul, Hastings, Janofsky & Walker LLP
555 South Flower Street
Los Angeles, California 90071-2371

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, California 90071-1462

This report is for the information of shareholders of American High-Income Trust, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 1998, this report must be accompanied by an American Funds Group Statistical Update for the most recently completed calendar quarter.

Printed on recycled paper
Litho in USA SG/FS/3761
Lit. No. AHIT-013-0598